Acquisitions (Schedule of Goodwill) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill [Line Items]
Goodwill recorded associated with acquisition	$ 606.6
North America [Member]
Goodwill [Line Items]
Goodwill recorded associated with acquisition	412.8
South America [Member]
Goodwill [Line Items]
Goodwill recorded associated with acquisition	38.3
Europe/ Africa/ Middle East [Member]
Goodwill [Line Items]
Goodwill recorded associated with acquisition	67.2
Rest of World [Member]
Goodwill [Line Items]
Goodwill recorded associated with acquisition	$ 88.3